Employee Benefit Plans and Postretirement Benefits - Defined Benefit Pension Plans by Geographical Area (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Change in the fair value of plan assets:
Beginning plan assets		$ 2,793
Ending plan assets		2,585	$ 2,793
US [Member]
Change in benefit obligations:
Beginning benefit obligation		1,291	1,223
Service cost		6	5
Interest cost		48	55
Actuarial (gain) loss		(54)	128
Gross benefits paid		(83)	(120)
Ending benefit obligation		1,208	1,291
Change in the fair value of plan assets:
Beginning plan assets		1,295	1,269
Actual return on plan assets		(30)	146
Gross benefits paid		(83)	(120)
Ending plan assets		1,182	1,295
Funded status:		(26)	4
UK [Member]
Change in benefit obligations:
Beginning benefit obligation		1,468	1,360
Service cost		7	5
Interest cost		50	56
Actuarial (gain) loss		(74)	199
Gross benefits paid		(64)	(62)
Currency translation adjustments and other		(55)	(90)
Ending benefit obligation		1,332	1,468
Change in the fair value of plan assets:
Beginning plan assets		1,105	1,099
Actual return on plan assets		13	119
Employer contributions		17	17
Gross benefits paid		(64)	(62)
Currency translation adjustments and other		(43)	(68)
Ending plan assets		1,028	1,105
Funded status:		(304)	(363)
Germany [Member]
Change in benefit obligations:
Beginning benefit obligation	[1]	523	537
Service cost	[1]	4	4
Interest cost	[1]	8	14
Actuarial (gain) loss	[1]	(16)	71
Gross benefits paid	[1]	(29)	(34)
Currency translation adjustments and other	[1]	(52)	(69)
Ending benefit obligation	[1]	438	523
Change in the fair value of plan assets:
Beginning plan assets	[1]	5	6
Currency translation adjustments and other	[1]		(1)
Ending plan assets	[1]	5	5
Funded status:	[1]	(433)	(518)
Other Countries [Member]
Change in benefit obligations:
Beginning benefit obligation	[1]	337	321
Service cost	[1]	13	13
Interest cost	[1]	6	9
Plan participants’ contributions	[1]	3	3
Actuarial (gain) loss	[1]	(15)	44
Gross benefits paid	[1]	(14)	(17)
Plan amendments	[1]		1
Currency translation adjustments and other	[1]	(27)	(37)
Ending benefit obligation	[1]	303	337
Change in the fair value of plan assets:
Beginning plan assets	[1]	281	291
Actual return on plan assets	[1]	8	23
Employer contributions	[1]	10	11
Plan participants’ contributions	[1]	3	3
Gross benefits paid	[1]	(14)	(17)
Currency translation adjustments and other	[1]	(23)	(30)
Ending plan assets	[1]	265	281
Funded status:	[1]	$ (38)	$ (56)

[1]	Pension benefits in Germany and some other countries are not required to be prefunded.